Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses and other current assets
3.	Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2024	2025
	(in thousands)
Indirect tax receivables and related prepaid expenses	$67,408	$93,673
Prepaid expenses	13,040	22,039
Derivative instruments asset	1,449	1,674
Other	2,716	9,084

Prepaid expenses and other current assets	$84,613	$126,470